Leases	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Leases
Leases
Operating Leases
Charters-in
As at December 31, 2018, minimum commitments incurred by the Company relating to eight chartered-in vessels accounted for as operating leases, including three workboats for the Company's lightering support services, were approximately $36.9 million (2019), $23.5 million (2020) and $2.0 million (2021).
Charters-out
As at December 31, 2018, two of the Company’s vessels operated under fixed-rate time charter contracts with the Company’s customers, of which both contracts are scheduled to expire in 2019. As at December 31, 2018, the minimum scheduled future revenues to be received by the Company under time charters then in place were approximately $6.3 million (note 3).

Capital Lease Obligations

	As at	As at
	December 31, 2018	December 31, 2017
	$	$
Total obligations related to capital leases	375,289	148,908
Less: current portion	(20,896)	(7,227)
Long-term obligations related to capital leases	354,393	141,681

In November 2018, the Company completed an $84.7 million sale-leaseback financing transaction with a financial institution relating to four of the Company's tankers, consisting of two Aframax tankers, one Suezmax tanker and one LR2 product tanker, the Explorer Spirit, Navigator Spirit, Pinnacle Spirit and Trysil Spirit.
In September 2018, the Company completed a $156.6 million sale-leaseback financing transaction with a financial institution relating to six of the Company's Aframax tankers, the Blackcomb Spirit, Emerald Spirit, Garibaldi Spirit, Peak Spirit, Tarbet Spirit and Whistler Spirit.
In July 2017, the Company completed a $153.0 million sale-leaseback financing transaction with a financial institution relating to four of the Company's Suezmax tankers, the Athens Spirit, Beijing Spirit, Moscow Spirit and Sydney Spirit.
Under these arrangements, the Company transferred the vessels to subsidiaries of the financial institutions (or collectively, the Lessors) and leased the vessels back from the Lessors on bareboat charters ranging from nine- to 12-year terms. The Company has the option to purchase each of the 14 tankers at various times starting between July 2020 and November 2021 until the end of their respective lease terms. The Company is also obligated to purchase six of the Aframax vessels upon maturity of their respective bareboat charters.
The Company understands that these vessels and lease operations are the only assets and operations of the Lessors. The Company operates the vessels during the lease term, and as a result, is considered to be the Lessors' primary beneficiary and therefore, the Company consolidates the Lessors for financial reporting purposes.
The liabilities of the Lessors are loans and are non-recourse to the Company. The amounts funded to the Lessors in order to purchase the vessels materially match the funding to be paid by the Company's subsidiaries under these lease-back transactions. As a result, the amounts due by the Company's subsidiaries to the Lessors have been included in obligations related to capital leases as representing the Lessors' loans.
The bareboat charters related to each of these vessels require that the Company maintain a minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least 6 months to maturity) of $35.0 million and at least 5.0% of the Company's consolidated debt and obligations related to capital leases (excluding applicable security deposits reflected in restricted cash - long-term on the Company's consolidated balance sheets).
Four of the bareboat charters require the Company to maintain, for each vessel, a minimum hull coverage ratio of 90% of the total outstanding principal balance during the first three years of the lease period and 100% of the total outstanding principal balance thereafter. As at December 31, 2018, this ratio was approximately 101% (December 31, 2017 - 105%).
Six of the bareboat charters require the Company to maintain, for each vessel, a minimum hull coverage ratio of 75% of the total outstanding principal balance during the first year of the lease period, 78% for the second year, 80% for the following two years and 90% of the total outstanding principal balance thereafter. As at December 31, 2018, this ratio was approximately 91% (December 31, 2017 - nil).
The remaining four bareboat charters also require the Company to maintain, for each vessel, a minimum hull overage ratio of 100% of the total outstanding principal balance. As at December 31, 2018, this ratio was approximately 122% (December 31, 2017 - nil).
Such requirements are assessed annually with reference to vessel valuations compiled by one or more agreed upon third parties. As at December 31, 2018, the Company was in compliance with all covenants in respect of the obligations related to capital leases.
As at December 31, 2018, the total remaining commitments under the 14 capital leases for Suezmax, Aframax and LR2 product tankers were approximately $557.1 million, including imputed interest of $181.8 million, repayable from 2019 through 2030, as indicated below:

Year	Commitment
2019	$47,962
2020	$47,373
2021	$47,237
2022	$47,230
2023	$47,222
Thereafter	$320,064